Related Party Transactions (Details) - Schedule of General and Administrative Expenses – Related Parties - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expenses – Related Parties [Line Items]
Total	$ 234,289	$ 238,830	$ 223,284
Nanjing Culture [Member]
Schedule of General and Administrative Expenses – Related Parties [Line Items]
Relationship	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each beneficially owns 10.7% shares of the Company
Nature	Rent expense.
Total	$ 146,924	151,480	157,927
HKFAEx [Member]
Schedule of General and Administrative Expenses – Related Parties [Line Items]
Relationship	100% owned by the Company’s Chairman
Nature	Accounting and business administration services.
Total	$ 87,365	$ 87,350	$ 65,357